Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS

In accordance with accounting guidance for fair value measurements and disclosures, the Plan categorized its financial instruments, based on the priority of the observable and market-based data for the valuation technique used, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices with readily available independent data in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable market inputs (Level 3). When various inputs for measurement fall within different levels of the fair value hierarchy, the lowest observable input that has a significant impact on fair value measurement is used. The Plan's valuation techniques have not changed from those used at December 31, 2024. Financial instruments are categorized based upon the following characteristics or inputs to the valuation techniques:

•Level 1 – Financial assets and liabilities for which inputs are observable and are obtained from reliable quoted prices for identical assets or liabilities in active markets. This is the most reliable fair value measurement and includes, for example, active exchange-traded equity securities and funds.
•Level 2 – Financial assets and liabilities for which values are based on quoted prices in markets that are not active or for which values are based on similar assets and liabilities that are actively traded. This also includes pricing models for which the inputs are corroborated by market data.
•Level 3 – Financial assets and liabilities for which fair values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The Plan bases fair value for investments in common stock on quoted market prices. Registered investment companies are valued at quoted market prices, which represent the NAV of shares held by the Plan at year-end. Self-directed brokerage accounts are valued based on quoted market prices which would be the exit position. The methods described above may produce a fair value measurement that may not be reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement.

The following tables illustrate the fair value hierarchy for those assets measured at fair value on a recurring basis at December 31, 2025 and 2024. The Plan did not have any liabilities carried at fair value or any Level 2 or Level 3 assets at or during the years ended December 31, 2025 and 2024.

At December 31, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Registered investment companies:
Large cap funds	$456,422,399	$—	$—	$456,422,399
Mid cap funds	156,726,598	—	—	156,726,598
Small cap funds	45,583,483	—	—	45,583,483
Balanced funds	498,779,808	—	—	498,779,808
International funds	102,378,127	—	—	102,378,127
Bond funds	79,410,421	—	—	79,410,421
Total registered investment companies	1,339,300,836	—	—	1,339,300,836
Cincinnati Financial Stock Fund:
Cincinnati Financial Corporation Common Stock	78,738,274	—	—	78,738,274
Stock Purchase Account - Fidelity Government Cash Reserves Fund	10,227	—	—	10,227
Total Cincinnati Financial Stock Fund	78,748,501	—	—	78,748,501
Vanguard Federal Money Market Fund	35,699,186	—	—	35,699,186
Self-directed brokerage accounts	56,984,108	—	—	56,984,108
Total	$1,510,732,631	$—	$—	$1,510,732,631

At December 31, 2024
Registered investment companies:
Large cap funds	$389,296,692	$—	$—	$389,296,692
Mid cap funds	145,924,196	—	—	145,924,196
Small cap funds	48,462,527	—	—	48,462,527
Balanced funds	395,825,234	—	—	395,825,234
International funds	79,843,708	—	—	79,843,708
Bond funds	69,142,923	—	—	69,142,923
Total registered investment companies	1,128,495,280	—	—	1,128,495,280
Cincinnati Financial Stock Fund:
Cincinnati Financial Corporation Common Stock	67,163,116	—	—	67,163,116
Stock Purchase Account - Fidelity Government Cash Reserves Fund	9,133	—	—	9,133
Total Cincinnati Financial Stock Fund	67,172,249	—	—	67,172,249
Vanguard Federal Money Market Fund	38,564,178	—	—	38,564,178
Self-directed brokerage accounts	41,959,606	—	—	41,959,606
Total	$1,276,191,313	$—	$—	$1,276,191,313